Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Carryforward tax loss	$ 9,496	$ 9,045
Canadian Tax Loss [Member]
Income Taxes [Line Items]
Carryforward tax loss	24,526	18,260
Canadian Tax Loss [Member] | 2036 to 2044 [Member]
Income Taxes [Line Items]
Carryforward tax loss	34,022	27,305
US Tax Loss [Member]
Income Taxes [Line Items]
Carryforward tax loss	5,725	6,714
US Tax Loss [Member] | 2036 to 2044 [Member]
Income Taxes [Line Items]
Carryforward tax loss	$ 5,725	$ 6,714